Related Party Transactions - Disclosure of Directors and Other Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Salaries, directors’ fees and other short-term benefits	$ 3,203	$ 3,466
Share-based payments	3,732	3,285
Total key management personnel compensation	$ 6,935	$ 6,751